Taxes (Details)		6 Months Ended
	Mar. 31, 2025	Jan. 31, 2026 USD ($)	Jan. 31, 2026 HKD ($)	Jan. 31, 2025
Japan [Member]
Taxes [Line Items]
Statutory income tax rate		34.59%	34.59%	34.59%
Corporate income taxes rate		28.04%	28.04%	(93.38%)
Japan [Member] | Defense Special Corporate Tax [Member]
Taxes [Line Items]
Statutory income tax rate	35.43%
Singapore [Member]
Taxes [Line Items]
Applicable tax rate		17.00%	17.00%
Taxable income rate		75.00%	75.00%
Taxable income (in Dollars)		$ 10,000
Taxable income exempted rate		50.00%	50.00%
Taxable income exempted value (in Dollars)		$ 190,000
Hong Kong [Member]
Taxes [Line Items]
Assessable profits percentage		8.25%	8.25%
Assessable profit (in Dollars)			$ 2,000,000
Assessable profits over percentage		16.50%	16.50%
Assessable profits over amount (in Dollars)			$ 2,000,000
PRC [Member]
Taxes [Line Items]
Preferential tax rate		25.00%	25.00%
Income tax rate		25.00%	25.00%
Taiwan [Member]
Taxes [Line Items]
Corporate income taxes rate		20.00%	20.00%